Contingent Transactions	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Contingent Transactions

4	CONTINGENT TRANSACTIONS
In order to meet specific financial needs of customers, the Bank’s credit policy also includes, among others, the granting of guarantees, securities, bonds, letters of credit and documentary credits. The Bank is also exposed to overdrafts and unused agreed credits on credit cards of the Bank. Since they imply a contingent obligation for the Bank, they expose the Bank to credit risks other than those recognized in the statement of financial position and therefore, they are an integral part of the total risk of the Bank.
As of December 31, 2021 and 2020, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2021	12/31/2020
Undrawn commitments of credit cards and checking accounts	221,916,659	143,727,073
Guarantees granted	2,271,180	1,936,233
Overdraft and unused agreed commitments	872,543	782,793
Letters of credit		1,341,363

Subtotal	225,060,382	147,787,462

Less: Allowance for ECL (1)	(353,085)	(35,018)

Total	224,707,297	147,752,444

(1)
As of December 31, 2021, 223,225,091, 1,831,909 and 3,382 are high grade credit risk exposure in stage 1, standard grade credit risk exposure in stage 2 and sub-standard grade credit exposure in stage 3, respectively. As of December 31, 2020, it
includes high grade credit risk exposures in stage 1. See also note 23.

Risks related to the contingent transactions described above have been evaluated and are controlled within the framework of the Bank’s credit risk policy, described in note 52.